Cover	Nov. 18, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2025
Entity File Number	001-42883
Entity Registrant Name	RICE ACQUISITION CORPORATION 3
Entity Central Index Key	0002074872
Entity Tax Identification Number	98-1863122
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	102 East Main Street
Entity Address, Address Line Two	Second Story
Entity Address, City or Town	Carnegie
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15106
City Area Code	412
Local Phone Number	228-1801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-sixth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-sixth of one redeemable warrant
Trading Symbol	KRSP U
Security Exchange Name	NYSE
Class A ordinary share, $0.0001 par value
Title of 12(b) Security	Class A ordinary share, $0.0001 par value
Trading Symbol	KRSP
Security Exchange Name	NYSE
Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	KRSP WS
Security Exchange Name	NYSE